Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [Line Items]
Audit services	€ 18,610	€ 18,710
Audit-related services	1,410	1,360
Total	20,020	20,070
PwC Auditores, S.L.
Auditors Remuneration [Line Items]
Audit services	8,130	7,730
Audit-related services	1,010	990
Total	9,140	8,720
Other companies PwC network
Auditors Remuneration [Line Items]
Audit services	10,480	10,980
Audit-related services	400	370
Total	€ 10,880	€ 11,350